Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2022-4

Collection Period	03/01/23-03/31/23
Determination Date	4/10/23
Distribution Date	4/17/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,231,620,978.99
2.	Collections allocable to Principal		$40,195,730.90
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,130,378.18
5.	Pool Balance on the close of the last day of the related Collection Period		$1,189,294,869.91
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		59,748
7.	Initial Pool Balance		$1,430,038,566.19
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$47,050,053.40	$4,723,944.32
	b. Class A-2a Note Balance	$275,000,000.00	$275,000,000.00
	c. Class A-2b Floating Rate Note Balance	$205,700,000.00	$205,700,000.00
	d. Class A-3 Note Balance	$456,420,000.00	$456,420,000.00
	e. Class A-4 Note Balance	$96,430,000.00	$96,430,000.00
	f. Class B Note Balance	$36,350,000.00	$36,350,000.00
	g. Class C Note Balance	$33,500,000.00	$33,500,000.00
	h. Class D Note Balance	$46,850,000.00	$46,850,000.00
	i. Note Balance (sum a - h)	$1,197,300,053.40	$1,154,973,944.32
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.1916421	0.0192414
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8578123	0.8274875
10.	Overcollateralization Target Amount		$34,320,925.59
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$34,320,925.59
12.	Weighted Average Coupon		8.90%
13.	Weighted Average Original Term	months	66.36
14.	Weighted Average Remaining Term	months	56.74
15.	30 day Average SOFR for the accrual period ending 7/14/2022		4.55804%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 7/14/2022		5.45804%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,935,549.67
	b. Liquidation Proceeds allocable to Finance Charge		$967.66
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,936,517.33
18.	Principal:
	a. Collections allocable to Principal		$40,195,730.90
	b. Liquidation Proceeds allocable to Principal		$709,165.58
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$40,904,896.48
19.	Total Finance Charge and Principal Collections (17d + 18d)		$49,841,413.81
20.	Interest Income from Collection Account		$153,335.80
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$49,994,749.61

Available Funds
23.	Available Collections	$49,994,749.61
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$49,994,749.61
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,026,350.82
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,026,350.82
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$192,615.08
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$192,615.08
	e. Class A-2a Monthly Interest	$1,223,750.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,223,750.00
	i. Class A-2b Monthly Interest	$1,029,158.93
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$1,029,158.93
	m. Class A-3 Monthly Interest	$2,031,069.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$2,031,069.00
	q. Class A-4 Monthly Interest	$458,042.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$458,042.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$182,052.92
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$182,052.92
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$181,179.17
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$181,179.17
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$315,456.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$315,456.67

36.	Quaternary Principal Distributable Amount	$8,005,183.49
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$14,644,858.58
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$34,320,925.59
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,936,517.33
	b. Total Daily Deposits of Principal Collections	$40,904,896.48
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$153,335.80
	e. Total Deposits to Collection Account (sum a - d)	$49,994,749.61
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,026,350.82
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$47,939,433.35
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,028,965.44
	f. Total Withdrawals from Collection Account (sum a - e)	$49,994,749.61
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$192,615.08
	b. Class A-2a Interest Distribution	$1,223,750.00
	c. Class A-2b Interest Distribution	$1,029,158.93
	d. Class A-3 Interest Distribution	$2,031,069.00
	e. Class A-4 Interest Distribution	$458,042.50
	f. Class B Interest Distribution	$182,052.92
	g. Class C Interest Distribution	$181,179.17
	h. Class D Interest Distribution	$315,456.67
	i. Class A-1 Principal Distribution	$42,326,109.08
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$47,939,433.35
46.	Withdrawals
	a. Class A-1 Distribution	$42,518,724.16
	b. Class A-2a Distribution	$1,223,750.00
	c. Class A-2b Distribution	$1,029,158.93
	d. Class A-3 Distribution	$2,031,069.00
	e. Class A-4 Distribution	$458,042.50
	f. Class B Distribution	$182,052.92
	g. Class C Distribution	$181,179.17
	h. Class D Distribution	$315,456.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$47,939,433.35

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,028,965.44
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,028,965.44
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$5,720,154.26
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$5,720,154.26
51.	Investment Earnings	$22,137.67
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$5,742,291.93
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$22,137.67
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$5,720,154.26
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,026,350.82
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$47,939,433.35
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,028,965.44
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$22,137.67
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$42,518,724.16
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$1,223,750.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$1,029,158.93
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$2,031,069.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$458,042.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$182,052.92
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$181,179.17
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$315,456.67
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,028,965.44

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	881	$19,901,005.80
	b. 61 to 90 days past due	367	$9,238,274.79
	c. 91 to 120 days past due	89	$1,985,259.73
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,337	$31,124,540.32
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.6171%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	93	$2,130,378.18
77.	Recoveries	72	$710,133.24
78.	Net Losses (Ln 76 - Ln 77)		$1,420,244.94
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1153%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	231	$5,433,745.03
81.	Recoveries	124	$1,305,673.53
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$4,128,071.50
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.2887%
84.	Average Net Loss on Defaulted Receivables		$17,870.44

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$8,307,517.85
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,231,620,978.99
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.67%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2023.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer